6. MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2012
Mineral Property Interests Tables
Capitalized mineral property acquisition costs
	December 31, 2012	December 31, 2011
USA
Ann Mason	$55,752,523	$50,973,368
Empirical	990,797	532,550
Other	302,262	199,754
Total USA	57,045,582	51,705,672

AUSTRALIA
Blue Rose JV	571,342	558,927
Mystique	-	414,164
Total Australia	571,342	973,091

Total all locations	$57,616,924	$52,678,763

Exploration costs expensed
	Year Ended December 31, 2012	Year Ended December 31, 2011
US	$5,857,999	$14,088,428
Mongolia	1,964,883	3,255,588
Other	411,472	335,158

Total all locations	$8,234,354	$17,679,174